Note 12 - Income Taxes (Details Textual) - JPY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				34.20%
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.90%	31.10%	31.70%
JAPAN
Operating Loss Carryforwards				¥ 652,326,000
UNITED STATES
Operating Loss Carryforwards				1,281,086,000
Other Countries [Member]
Operating Loss Carryforwards				¥ 990,871,000
National Tax Agency, Japan [Member] | Earliest Tax Year [Member]
Open Tax Year				2013
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Open Tax Year				2006
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				33.50%	35.90%	38.30%
Unrecognized Tax Benefits				¥ 0	¥ 0
Increase in Deferred Tax Liability Net				23,183,000	51,788,000	¥ 106,487,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				15,696,000	¥ 183,813,000	¥ (933,623,000)
Undistributed Earnings of Foreign Subsidiaries				¥ 458,233,000